Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2023	Sep. 30, 2022
Payables and Accruals [Abstract]
Ongoing accrued expenses		$ 239,075	$ 208,230
Project-related provisions		55,569	88,174
Dividends payable	[1]	51,053	47,735
Taxes payable		47,470	34,204
Derivative instruments	[2]	41,667	44,522
Other		199,908	189,791
Total accrued expenses and other current liabilities		$ 634,742	$ 612,656

[1]	The amounts payable as a result of the August 2, 2023 and the August 3, 2022 dividend declarations, please see Note 20 to the consolidated financial statements.
[2]	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.